Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Cumulative Effect, Period of Adoption, Adjustment [Member] Preferred Stock [Member] Series E Preferred Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Preferred Stock [Member] Series D Preferred Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Preferred Stock [Member] Series C Preferred Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Preferred Stock [Member] Series B Preferred Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Common Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Additional Paid-in Capital [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] AOCI Attributable to Parent [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Retained Earnings [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member]	Preferred Stock [Member] Series E Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2017											4,000,000	4,000,000	2,000,000		108,205,985
Balance at Dec. 31, 2017															$ 11	$ 1,175,774	$ (969)	$ 43,723	$ 1,218,539
Net income																		67,239	67,239
- Preferred stock Series E issuance (Note 14) (in shares)										4,600,000
- Preferred stock Series E issuance (Note 14)																111,614			111,614
- Preferred stock Series E expenses (Note 14)																(390)			(390)
- Issuance of common stock (Notes 3 and 14) (in shares)															4,258,245
- Issuance of common stock (Notes 3 and 14)																26,842			26,842
- Dividends - Common stock (Note 14)																		(43,936)	(43,936)
- Dividends - Preferred stock (Note 14)																		(28,292)	(28,292)
- Other comprehensive income																	5,508		5,508
Balance (in shares) at Dec. 31, 2018										4,600,000	4,000,000	4,000,000	2,000,000		112,464,230
Balance at Dec. 31, 2018															$ 11	1,313,840	4,539	38,734	1,357,124
Net income																		98,999	98,999
- Issuance of common stock (Notes 3 and 14) (in shares)															6,668,466
- Issuance of common stock (Notes 3 and 14)															$ 1	37,512			37,513
- Dividends - Common stock (Note 14)																		(45,887)	(45,887)
- Dividends - Preferred stock (Note 14)																		(31,268)	(31,268)
- Other comprehensive income																	(5,753)		(5,753)
Balance (in shares) at Dec. 31, 2019										4,600,000	4,000,000	4,000,000	2,000,000		119,132,696
Balance at Dec. 31, 2019								$ (543)	$ (543)						$ 12	1,351,352	(1,214)	60,578	1,410,728
Net income																		8,877	8,877
- Issuance of common stock (Notes 3 and 14) (in shares)															3,027,942
- Issuance of common stock (Notes 3 and 14)																17,437			17,437
- Dividends - Common stock (Note 14)																		(48,127)	(48,127)
- Dividends - Preferred stock (Note 14)																		(31,125)	(31,125)
- Other comprehensive income																	(6,743)		(6,743)
-Retirement of Preferred Stock (Note 14) (in shares)										(25,900)	(13,458)	(26,865)	(29,351)	(95,574)
-Retirement of Preferred Stock (Note 14)																(2,303)			(1,684)
-Retirement of Preferred Stock (Note 14)																		619
Balance (in shares) at Dec. 31, 2020										4,574,100	3,986,542	3,973,135	1,970,649		122,160,638
Balance at Dec. 31, 2020															$ 12	$ 1,366,486	$ (7,957)	$ (9,721)	$ 1,348,820